UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22202

Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (80.6%)
Argentina (7.0%)
Commercial Banks
Banco Macro SA ADR	63,000	$1,559

Diversified Telecommunication Services
Telecom Argentina SA ADR	83,400	1,747

Oil, Gas & Consumable Fuels
YPF SA ADR	69,100	2,418
		5,724
Bangladesh (2.3%)
Commercial Banks
Islami Bank Bangladesh Ltd. (a)	53,280	30

Pharmaceuticals
Renata Ltd.	123,798	1,485

Textiles, Apparel & Luxury Goods
Apex Adelchi Footwear Ltd.	73,134	211

Wireless Telecommunication Services
GrameenPhone Ltd.	91,056	168
		1,894
Kazakhstan (3.8%)
Metals & Mining
Eurasian Natural Resources Corp. PLC	194,597	2,117
Kazakhmys PLC	54,400	974
		3,091
Kenya (1.7%)
Beverages
East African Breweries Ltd.	693,532	1,364

Commercial Banks
Equity Bank Ltd.	277,000	58
		1,422
Kuwait (7.8%)
Commercial Banks
Burgan Bank SAK (a)	2,021,597	3,350

Wireless Telecommunication Services
National Mobile Telecommunication Co. KSC	429,281	3,093
		6,443

	Shares	Value (000)
Lebanon (0.1%)
Commercial Banks
Banque Audi sal-Audi Saradar Group GDR	13,199	$78

Macau (2.2%)
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd. (a)(b)	813,000	1,774

Mongolia (1.1%)
Metals & Mining
Mongolian Mining Corp. (a)(b)	1,083,900	872

Nigeria (14.3%)
Beverages
Nigerian Breweries PLC	4,100,673	2,418

Commercial Banks
First Bank of Nigeria PLC	19,991,883	1,228
Guaranty Trust Bank PLC	34,487,504	2,993
		4,221
Construction Materials
Dangote Cement PLC	1,235,196	913

Household Products
PZ Cussons PLC	251,942	1,212

Oil, Gas & Consumable Fuels
Oando PLC	13,335,843	1,488
Afren PLC (a)	814,436	1,546
		3,034
		11,798
Qatar (17.5%)
Commercial Banks
Qatar National Bank SAQ	93,687	3,424

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	51,180	2,052

Energy Equipment & Services
Gulf International Services OSC	239,800	1,495

Industrial Conglomerates
Industries Qatar QSC	89,292	3,203

Insurance
Qatar Insurance Co.	71,411	1,628

	Shares	Value (000)
Multi-Utilities
Qatar Electricity & Water Co.	66,648	$2,584
		14,386
Romania (3.0%)
Commercial Banks
Banca Transilvania (a)	3,484,887	1,070

Diversified Financial Services
SC Fondul Proprietatea SA	8,980,552	1,377
		2,447
Slovenia (2.1%)
Pharmaceuticals
Krka dd Novo mesto	26,788	1,770

Sri Lanka (5.1%)
Commercial Banks
Commercial Bank of Ceylon PLC	1,718,416	1,580

Industrial Conglomerates
John Keells Holdings PLC	1,009,940	1,501

Wireless Telecommunication Services
Dialog Axiata PLC	18,347,188	1,127
		4,208
Ukraine (1.3%)
Food Products
Milkiland N.V. (a)	209,578	1,036

Oil, Gas & Consumable Fuels
Sadovaya Group SA (a)	13,334	37
		1,073
United Arab Emirates (8.8%)
Air Freight & Logistics
Aramex Co.	6,438,219	3,102

Commercial Banks
First Gulf Bank	409,500	1,912

Real Estate Management & Development
Emaar Properties PJSC	2,954,000	2,204
		7,218

	Shares	Value (000)
United Kingdom (2.5%)
Pharmaceuticals
Hikma Pharmaceuticals PLC	180,168	$2,039
Total Common Stocks (Cost $68,881)		66,237

Participation Notes (15.6%)
Luxembourg (2.8%)
Food Products
Almarai Co. Ltd., expires 3/24/14 (a)	82,873	2,254

Saudi Arabia (10.5%)
Commercial Banks
Alinma Bank, expires 12/3/12 (a)	266,314	713
Riyadh Bank, expires 2/29/12 (a)	308,684	1,938
		2,651
Food & Staples Retailing
Herfy Food Services Co., expires 12/1/14 (a)	8,477	206

Metals & Mining
Saudi Arabian Mining Co., expires 6/25/12 (a)	297,914	2,304

Wireless Telecommunication Services
Etihad Etisalat Co., expires 12/3/12 (a)	222,963	3,478
		8,639
United Arab Emirates (2.3%)
Wireless Telecommunication Services
Emirates Telecom, expires 4/14/14 (a)	733,145	1,892
Total Participation Notes (Cost $11,975)		12,785

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,999)	1,998,673	1,999
Total Investments (98.6%) (Cost $82,855) +		81,021
Other Assets in Excess of Liabilities (1.4%)		1,149
Net Assets (100.0%)		$82,170

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At January 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $82,855,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,834,000 of which approximately $9,100,000 related to appreciated securities and approximately $10,934,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$3,102	$—	$—	$3,102
Beverages	3,782	—	—	3,782
Commercial Banks	17,282	—	—	17,282
Construction Materials	913	—	—	913
Diversified Financial Services	1,377	—	—	1,377
Diversified Telecommunication Services	3,799	—	—	3,799
Energy Equipment & Services	1,495	—	—	1,495
Food Products	1,036	—	—	1,036
Hotels, Restaurants & Leisure	1,774	—	—	1,774
Household Products	1,212	—	—	1,212
Industrial Conglomerates	4,704	—	—	4,704
Insurance	1,628	—	—	1,628
Metals & Mining	3,963	—	—	3,963
Multi-Utilities	2,584	—	—	2,584
Oil, Gas & Consumable Fuels	5,489	—	—	5,489
Pharmaceuticals	5,294	—	—	5,294
Real Estate Management & Development	2,204	—	—	2,204
Textiles, Apparel & Luxury Goods	211	—	—	211
Wireless Telecommunication Services	4,388	—	—	4,388
Total Common Stocks	66,237	—	—	66,237
Participation Notes	8,543	4,242	—	12,785
Short-Term Investment - Investment Company	1,999	—	—	1,999
Total Assets	$76,779	$4,242	$—	$81,021

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, securities with a total value of approximately $46,258,000 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • January 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2012